Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2024	2023	2022
	$m	$m	$m
Current tax[1]	6,115	5,718	2,984
– for this year	5,863	5,737	3,264
– adjustments in respect of prior years	31	(19)	(280)
– Pillar 2 and qualifying domestic top-up taxes	221	—	—
Deferred tax	1,195	71	(2,175)
– origination and reversal of temporary differences	1,288	19	(2,278)
– effect of changes in tax rates	(2)	17	(293)
– adjustments in respect of prior years	(91)	35	396
Year ended 31 Dec[2]	7,310	5,789	809
1Current tax included Hong Kong profits tax of $1,615m (2023: $1,328m; 2022: $604m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2023: 16.5%; 2022: 16.5%).
2In addition to amounts recorded in the income statement, a tax credit of $12m (2023: credit of $41m) was recorded directly to equity
Schedule of tax reconciliation	The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2024		2023		2022
	$m	%	$m	%	$m	%
Profit before tax	32,309		30,348		17,058
Tax expense
Taxation at UK corporation tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	8,077	25.0	7,132	23.5	3,241	19.0
Impact of differently taxed overseas profits in overseas locations	(1,351)	(4.2)	(612)	(2.0)	459	2.7
UK banking surcharge	215	0.7	350	1.2	283	1.7
Items increasing tax charge in 2024:
– tax impact of sale of HSBC Argentina	1,536	4.8	—	—	—	—
– local taxes and overseas withholding taxes	584	1.8	419	1.4	346	2.0
– other permanent disallowables	344	1.0	227	0.7	363	2.1
– impacts of hyperinflation	327	1.0	348	1.1	171	1.0
– movements in unrecognised deferred tax	259	0.7	(22)	(0.1)	(2,503)	(14.7)
– Global Minimum Tax top-up charge	221	0.7	—	—	—	—
– bank levy	73	0.2	112	0.4	59	0.3
– movements in provisions for uncertain tax positions	38	0.1	(472)	(1.6)	27	0.2
– impact of changes in tax rates	6	—	17	0.1	(293)	(1.7)
– impairment of interest in associate	—	—	705	2.3	—	—
Items reducing tax charge in 2024:
– non-taxable gain on disposal of HSBC Canada	(1,174)	(3.6)	—	—	—	—
– non-taxable income and gains	(1,079)	(3.3)	(1,189)	(3.9)	(825)	(4.8)
– effect of profits in associates and joint ventures	(456)	(1.4)	(571)	(1.9)	(504)	(3.1)
– deductions for AT1 coupon payments	(249)	(0.8)	(229)	(0.7)	(246)	(1.4)
– adjustments in respect of prior period	(46)	(0.1)	16	0.1	116	0.7
– tax impact of sale of French retail banking business	(15)	—	—	—	115	0.7
– accounting gain on acquisition of SVB UK	—	—	(442)	(1.5)	—	—
Year ended 31 Dec	7,310	22.6	5,789	19.1	809	4.7

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets	1,158	4,544	876	419	—	2,933	9,930
Liabilities	—	—	—	—	(1,814)	(1,600)	(3,414)
At 1 Jan 2024	1,158	4,544	876	419	(1,814)	1,333	6,516
Income statement	(74)	(640)	100	—	(85)	(431)	(1,130)
Other comprehensive income	—	—	(49)	84	114	189	338
Foreign exchange and other adjustments	(14)	(40)	(311)	(61)	18	208	(200)
At 31 Dec 2024	1,070	3,864	616	442	(1,767)	1,299	5,524
Assets[1]	1,070	3,864	616	442	—	2,906	8,898
Liabilities[1]	—	—	—	—	(1,767)	(1,607)	(3,374)

Assets	1,062	4,397	850	1,271	—	3,048	10,628
Liabilities	—	—	—	—	(1,673)	(1,567)	(3,240)
At 1 Jan 2023	1,062	4,397	850	1,271	(1,673)	1,481	7,388
Income statement	(39)	102	541	1	(114)	(562)	(71)
Other comprehensive income	—	—	(598)	(974)	99	399	(1,074)
Foreign exchange and other adjustments	135	45	83	121	(126)	15	273
At 31 Dec 2023	1,158	4,544	876	419	(1,814)	1,333	6,516
Assets[1]	1,158	4,544	876	419	—	2,933	9,930
Liabilities[1]	—	—	—	—	(1,814)	(1,600)	(3,414)
1After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $6,841m (2023: $7,754m) and deferred tax liabilities of $1,317m (2023: $1,238m).